Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of initial application of standards or interpretations
The following table summarizes the impact, net of tax, of transition to IFRS 15 on retained earnings at January 1, 2018.

(in thousands of USD)	Impact of adopting IFRS 15 at January 1, 2018

Retained earnings
Revenue for spot voyages	(4,422)
Recognition capitalized fulfillment costs	2,693
Impact at January 1, 2018	(1,729)

The Group has determined that the application of IFRS 9's impairment requirements at January 1, 2018, results in an additional impairment allowance as follows.

(in thousands of USD)
Loss allowance at December 31, 2017 under IAS 39	—
Additional impairment recognized at January 1, 2018 on:
Trade and other receivables as at December 31, 2017	16
Additional trade receivables recognized on adoption of IFRS 15	—
Loss allowance at January 1, 2018 under IFRS 9	16
Non-derivative financial assets - Subsequent measurement and gains and losses: Policy applicable from 1 January 2018

Financial assets at FVTPL	These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.
Financial assets at amortized cost
These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses (see (ii) below). Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Debt investments at FVOCI
These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Equity investments at FVOCI
These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

Impact on the consolidated statement of financial position

31 December 2018 (in thousands of USD)	Amounts without adoption of IFRS 15	Adjustments	As reported

ASSETS
Non-current assets	3,606,210	—	3,606,210
Current assets	532,894	(11,753)	521,141
Trade and other receivables	317,479	(11,753)	305,726
TOTAL ASSETS	4,139,104	(11,753)	4,127,351

EQUITY AND LIABILITIES
Equity
Retained earnings	347,517	(11,753)	335,764
Equity attributable to owners of the Company	2,272,276	(11,753)	2,260,523
Non-current liabilities	1,579,706	—	1,579,706
Current liabilities	287,122	—	287,122
Trade and other payables	87,225	—	87,225
TOTAL EQUITY AND LIABILITIES	4,139,104	(11,753)	4,127,351

Impact on the consolidated statement of profit or loss and OCI

For the year ended 31 December 2018 (in thousands of USD)	Amounts without adoption of IFRS 15	Adjustments	As reported

Shipping income
Revenue	610,549	(10,525)	600,024
Total shipping income	634,462	(10,525)	623,937

Operating expenses
Voyage expenses and commissions	(141,917)	501	(141,416)
Total operating expenses	(699,016)	501	(698,515)

RESULT FROM OPERATING ACTIVITIES	(64,554)	(10,024)	(74,578)

PROFIT (LOSS) FOR THE PERIOD	(100,046)	(10,024)	(110,070)

TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD	(103,240)	(10,024)	(113,264)
The following table summarizes the impact, net of tax, of transition to IFRS 9 on the opening balance of retained earnings.

(in thousands of USD)	Impact of adopting IFRS 9 at January 1, 2018

Retained earnings
Recognition of expected credit losses under IFRS 9	(16)
Impact at January 1, 2018	(16)

The following table and the accompanying notes below explain the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Group's financial assets and financial liabilities as at January 1, 2018.

(in thousands of USD)	Original classification under IAS 39	New classification under IFRS 9	Original carrying amount under IAS 39	New carrying amount under IFRS 9
Financial assets
Forward exchange contracts used for hedging	Fair value - hedging instrument	Fair value - hedging instrument	467	467
Non-current receivables	Loans and receivables	Amortized cost	160,352	160,352
Trade and other receivables	Loans and receivables	Amortized cost	112,000	111,984
Cash and cash equivalents	Loans and receivables	Amortized cost	143,648	143,648
Total financial assets			416,467	416,451

(in thousands of USD)	Original classification under IAS 39	New classification under IFRS 9	Original carrying amount under IAS 39	New carrying amount under IFRS 9
Financial liabilities
Secured bank loans	Other financial liabilities	Other financial liabilities	701,091	701,091
Unsecured notes	Other financial liabilities	Other financial liabilities	147,619	147,619
Unsecured other borrowings	Other financial liabilities	Other financial liabilities	50,010	50,010
Trade and other payables	Other financial liabilities	Other financial liabilities	51,335	51,335
Advances received on contracts	Other financial liabilities	Other financial liabilities	539	539
Total financial liabilities			950,594	950,594

Estimated useful lives of property, plant and equipment
The estimated useful lives of significant items of property, plant and equipment are as follows:

•	tankers	20 years
•	FSO/FpSO/FPSO	25 years
•	plant and equipment	5 - 20 years
•	fixtures and fittings	5 - 10 years
•	other tangible assets	3 - 20 years
•	dry-docking	2.5 - 5 years
These can be detailed as follows:

(in thousands of USD)	As at December 31, 2017 payments scheduled for
	TOTAL	2018	2019	2020
Commitments in respect of VLCCs	—	—	—	—
Commitments in respect of Suezmaxes	185,922	185,922	—	—
Commitments in respect of FSOs	—	—	—	—
Total	185,922	185,922	—	—

	As at December 31, 2018 payments scheduled for
	TOTAL	2019	2020	2021
Commitments in respect of VLCCs	—	—	—	—
Commitments in respect of Suezmaxes	—	—	—	—
Commitments in respect of FSOs	—	—	—	—
Total	—	—	—	—

(in thousands of USD)	Sale price	Book Value	Gain	Deferred Gain	Loss
Famenne - Sale	38,016	24,195	13,821	—	—
Nautilus - Sale	43,250	32,208	11,042	(500)	—
Navarin - Sale	47,250	36,739	10,511	(1,500)	—
Neptun - Sale	47,250	37,534	9,716	(1,500)	—
Nucleus - Sale	47,250	36,974	10,276	(1,500)	—
Other	38	9	31	—	(2)
At December 31, 2016	223,054	167,659	55,397	(5,000)	(2)

	Sale price	Book Value	Gain	Deferred Gain	Loss
TI Topaz - Sale	20,790	41,817	—	—	(21,027)
Flandre - Sale	45,000	24,693	20,307	—	—
Cap Georges - Sale	9,310	801	8,509	—	—
Artois - Sale	21,780	14,077	7,703	—	—
Other	29	9	20	—	—
At December 31, 2017	96,909	81,398	36,538	—	(21,027)

	Sale price	Book Value	Gain	Deferred Gain	Loss
Cap Jean - Sale	10,175	—	10,175	—	—
Cap Romuald - Sale	10,282	1,319	8,963	—	—
Gener8 Companion - Sale	6,305	6,495	—	—	(190)
Other	—	—	—	—	(83)
At December 31, 2018	26,762	7,814	19,138	—	(273)

(in thousands of USD)	Vessels	Vessels under construction	Other tangible assets	Prepayments	Total PPE
At January 1, 2016
Cost	3,477,605	93,890	2,482	2	3,573,979
Depreciation & impairment losses	(1,189,569)	—	(1,434)	—	(1,191,003)
Net carrying amount	2,288,036	93,890	1,048	2	2,382,976

Acquisitions	250,912	86,944	175	3	338,034
Acquisitions through business combinations (Note 24)	120,280	—	—	—	120,280
Disposals and cancellations	(143,457)	—	(7)	—	(143,464)
Depreciation charges	(227,306)	—	(358)	—	(227,664)
Transfers	94,698	(94,698)	5	(5)	—
Translation differences	—	—	(86)	—	(86)
Balance at December 31, 2016	2,383,163	86,136	777	—	2,470,076

At January 1, 2017
Cost	3,748,135	86,136	2,373	—	3,836,644
Depreciation & impairment losses	(1,364,972)	—	(1,596)	—	(1,366,568)
Net carrying amount	2,383,163	86,136	777	—	2,470,076

Acquisitions	125,486	51,201	1,203	—	177,890
Disposals and cancellations	(81,389)	—	(9)	—	(81,398)
Depreciation charges	(229,429)	—	(348)	—	(229,777)
Transfers	73,669	(73,669)	—	—	—
Translation differences	—	—	40	—	40
Balance at December 31, 2017	2,271,500	63,668	1,663	—	2,336,831

At January 1, 2018
Cost	3,595,692	63,668	3,545	—	3,662,905
Depreciation & impairment losses	(1,324,192)	—	(1,882)	—	(1,326,074)
Net carrying amount	2,271,500	63,668	1,663	—	2,336,831

Acquisitions	45,750	191,726	588	—	238,064
Acquisitions through business combinations (Note 24)	1,704,250	—	345	—	1,704,595
Disposals and cancellations	(7,814)	—	(75)	—	(7,889)
Disposals and cancellations through business combinations (Note 24)	(434,000)	—	—	—	(434,000)
Depreciation charges	(270,018)	—	(564)	—	(270,582)
Transfer to assets held for sale (Note 3)	(44,995)	—	—	—	(44,995)
Transfers	255,394	(255,394)	—	—	—
Translation differences	—	—	(14)	—	(14)
Balance at December 31, 2018	3,520,067	—	1,943	—	3,522,010

At December 31, 2018
Cost	4,927,324	—	4,274	—	4,931,598
Depreciation & impairment losses	(1,407,257)	—	(2,331)	—	(1,409,588)
Net carrying amount	3,520,067	—	1,943	—	3,522,010